Employee future benefits (Tables)	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Summary of net defined benefit liability asset

The change in the Company’s employee future benefit obligations is summarized as follows:

	Twelve months ended December 31, 2025
	Pension	Other
	benefit plans	benefit plans	Total
	$	$	$
Change in plan liabilities
Balances – Beginning of the period	22,316	87	22,403
Current service cost	73	(57)	16
Interest cost	822	3	825
Actuarial gain from changes in financial assumptions	(1,913)	(3)	(1,916)
Benefits paid	(895)	(1)	(896)
Impact of foreign exchange rate changes	1,794	10	1,804
Balances – End of the period	22,197	39	22,236

Change in plan assets
Balances – Beginning of the period	10,669	-	10,669
Interest income from plan assets	396	-	396
Employer contributions	32	-	32
Employee contributions	7	-	7
Benefits paid	(311)	-	(311)
Remeasurement of plan assets	47	-	47
Unrecognized Asset due to Asset Ceiling	(631)	-	(631)
Impact of foreign exchange rate changes	1,042	-	1,042
Balances – End of the period	11,251	-	11,251

Net liability of the unfunded plans	10,945	39	10,984
Net liability of the funded plans	-	-	-
Net amount recognized as Employee future benefits	10,945	39	10,984

Amounts recognized:
In net loss	492	(57)	435
Actuarial gain on defined benefit plans in other comprehensive loss	1,960	-	1,960

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023

(in thousands of US dollars, except share and per share data and where otherwise noted)

	Twelve months ended December 31, 2024
	Pension	Other
	benefit plans	benefit plans	Total
	$	$	$
Change in plan liabilities
Balances – Beginning of the period	-	-	-
Acquisition of Aeterna (note 5)	22,036	100	22,136
Current service cost	71	(12)	59
Interest cost	469	2	471
Actuarial loss from changes in financial assumptions	1,185	1	1,186
Benefits paid	(496)	-	(496)
Impact of foreign exchange rate changes	(949)	(4)	(953)
Balances – End of the period	22,316	87	22,403

Change in plan assets
Balances – Beginning of the period	-	-	-
Acquisition of Aeterna (note 5)	10,972	-	10,972
Interest income from plan assets	236	-	236
Employer contributions	23	-	23
Employee contributions	7	-	7
Benefits paid	(149)	-	(149)
Remeasurement of plan assets	28	-	28
Impact of foreign exchange rate changes	(448)	-	(448)
Balances – End of the period	10,669	-	10,669

Net liability of the unfunded plans	11,078	87	11,165
Net liability of the funded plans	569	-	569
Net amount recognized as Employee future benefits	11,647	87	11,734

Amounts recognized:
In net loss	297	(9)	288
Actuarial loss on defined benefit plans in other comprehensive loss	(1,157)	-	(1,157)

Summary of proportionate share of multi-employer pension plan assets

The fair values of each major class of the Company’s proportionate share of the multi-employer pension plan assets are as follows:

December 31,
2025
$
Cash and cash equivalents (level 1)	113
Debt instruments (level 1)	7,001
Equity instruments (level 1)	1,062
Real estate (level 3)	2,216
Other (level 3)	859
11,251

December 31,
2024
$
Cash and cash equivalents (level 1)	30
Debt instruments (level 1)	6,664
Equity instruments (level 1)	1,022
Real estate (level 3)	2,256
Other (level 3)	697
10,669

Summary of actuarial assumptions applied to benefit obligations

The significant actuarial assumptions applied to determine the Company’s accrued benefit obligations are as follows:

	Pension Benefit Plans	Other benefit plans
	Years ended December 31,	Years ended December 31,
Actuarial assumptions	2025	2025
	%	%
Discount rate	4.20%	4.20%
Pension benefits increase	2.00%	-
Rate of compensation increase	2.50%	2.50%

	Years ended December 31,	Years ended December 31,
Actuarial assumptions	2024	2024
	%	%
Discount rate	3.40%	3.40%
Pension benefits increase	2.00%	-
Rate of compensation increase	2.50%	2.50%

Summary of pensioner retiring age
December 31,
2025
Years
Retiring at the end of the reporting period:
Male	21
Female	24

December 31,
2024
Years
Retiring at the end of the reporting period:
Male	21
Female	24

Summary of undiscounted defined pension benefits

In accordance with the assumptions used as of December 31, 2025, undiscounted defined pension benefits expected to be paid are as follows:

Amount
$
2026	944
2027	1,047
2028	1,079
2029	1,317
2030	1,319
Thereafter	35,504
41,210

Summary of impact on pension benefit obligation

Assumption	Increase	Decrease
	$	$
Change in discount rate of 0.25%	(712)	671
Change in salary rate of 0.25%	(36)	(39)
Change in pension rate assumption by 0.25%	392	(452)
Change mortality by one year	(1,069)	987